SEGMENT (Tables)	6 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SCHEDULE OF REVENUES BY PRODUCT CATEGORIES

The summary of total revenues by product and service categories consisted of the following

	For the six months ended December 31,
	2023	2022

Product sales:
Traditional pet products	$3,601,676	$4,720,547
Intelligent pet products	2,234,220	4,909,115
Climbing hooks and others	761,742	722,312
Total revenue from product sales	6,597,638	10,351,974

Services:
Dyeing services	77,049	-
Other services	-	46,633
Total revenue from services	77,049	46,633
Total revenue	$6,674,687	$10,398,607

SCHEDULE OF REVENUES BY GEOGRAPHIC INFORMATION

Geographic information about the revenues, which are classified based on customers, is set out as follows:

	For the six months ended December 31,
	2023	2022

Geographic location
Sales in China domestic markets	$2,134,640	$3,549,045
Sales to international markets	4,540,047	6,849,562
Total	$6,674,687	$10,398,607